Other Income	12 Months Ended
Dec. 31, 2011
Other Income [Abstract]
Other Income
14.	Other Income

	Year Ended	Year Ended	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
	$	$	$
Volatile organic compound emission plant lease income	2,900	4,714	6,892
Gain on sale of marketable securities	3,372	1,805	—
Miscellaneous income	6,088	1,008	6,635

Other income	12,360	7,527	13,527